Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Changes In Working Capital And Other Items [Abstract]
Trade and other receivables	$ (2)	$ 30
Prepaid expenses and other current assets	(20)	(32)
Other financial assets	3	(5)
Payables, accruals and provisions	(318)	220
Deferred revenue	(84)	1
Other financial liabilities	(23)	(21)
Income taxes	14	(63)
Other	(136)	(112)
Total	$ (566)	$ 18